Post-employment benefit plans - Defined Benefit Plans Recognized in Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Cumulative gains recognized directly in equity, January 1	$ 432	$ 985
Actuarial gains (losses) in other comprehensive income (loss)	984	(835)
Increase (decrease) in the effect of the asset limit in other comprehensive income (loss)	(188)	282
Cumulative gains recognized directly in equity, December 31	1,228	$ 432
Cumulative actuarial gain (loss)	1,848
Cumulative increase in the effect of the asset limit	$ 620